                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-6103

                              INVESTORS CASH TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       9/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

Investors Cash Trust

SEMIANNUAL REPORT TO SHAREHOLDERS

September 30, 2003

Government Securities Portfolio

Treasury Portfolio

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Cash Trust prospectus.

Portfolio Management Review

In the following interview, New York-based Portfolio Managers Darlene M. Rasel and Jan Buenner discuss the market environment and investment strategy for Investors Cash Trust during the six-month period ended September 30, 2003.

Q: The Federal Reserve Board made only one cut in interest rates during the semiannual period ended September 30, 2003. What dominated money market activity instead?

A: Federal Reserve Board policy still had a major impact on the backdrop to money market activity, as did the US economy.

Economic and political conditions improved in the early months of the semiannual period. Corporate earnings generally exceeded expectations. The government's tax cut was widely perceived to offer stimulus to the economy. The conclusion of active military operations in Iraq provided a welcome sigh of relief. On the other hand, corporate spending remained reluctant, and unemployment gradually worsened. With the exception of the housing sector, consumer spending was restrained.

On May 6, the Federal Reserve Board kept the targeted federal funds rate1 unchanged at 1.25% but indicated it would maintain its accommodative monetary policy, as it believed the probability of deflation exceeded that of inflation over the next few quarters. Thus, money market yields continued to fall.

1 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

By the June 25 meeting of the Federal Reserve Board, the financial markets were anticipating a minimum of a 25-basis-point interest rate cut, with a likely probability of 50 basis points. The Federal Reserve Board's decision to lower the federal funds rate by only a quarter of a

Portfolio Performance
As of September 30, 2003

7-Day Current Yield
Government Securities Portfolio - Service Shares	.86%*
Treasury Portfolio - Service Shares	.75%*

Past performance is no guarantee of future results.

* Performance reflects a partial fee waiver which improved results during this period. Otherwise, the 7-day current yield of the Government Securities Portfolio - Service Shares would have been .86% and the Treasury Portfolio - Service Shares would have been .51% as of September 30, 2003.
Please call for the most current yield information.

point to 1.00% was greeted with open disappointment. The broad fixed-income markets sold off dramatically, and money market yields rose significantly by July, especially at the longer end of the money market yield curve. Thus, the yield curve went from flat to quite steep by mid-August. Compounding matters was news of an improving US economy. While it remained a jobless recovery, second-calendar-quarter gross domestic product growth came in higher than anticipated, consumer spending accelerated and corporate earnings announcements were still primarily positive.

After peaking in late August to early September, money market yields declined somewhat by the end of the semiannual period. Most investors believed that there would be no official increase in interest rates until well into 2004.

Q: In light of these events, what has been the fund's recent strategy?

A: We continued to manage the fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issuer.

Early in the semiannual period, we were not of the opinion that the Federal Reserve Board's next interest rate cut would be 50 basis points. When, in the run-up to the Federal Reserve Board's June meeting, interest rates incorporated more than 25 basis points of cuts, we held off buying securities with longer-term maturities. Rather, in the Treasury Portfolio, we focused on purchases of overnight repurchase agreements. While this led to a temporary reduction in the weighted average maturity of the portfolio, the decision proved correct. After the Federal Reserve Board's action, rates moved higher, and we took advantage of the higher yields and steeper yield curve by adding duration through the purchase once again of longer-dated securities. During the third calendar quarter, there was an increase in supply of short-term Treasury securities as the US government increased issuance to help pay for the growing national debt. As a result, short-term Treasury yields rose, moving closer to the federal funds rate of 1.00%. We were able to take advantage of these higher yields available by extending the weighted average maturity of the series. For most of the semiannual period, we kept the series' weighted average maturity in the 40- to 50-day range.

In the Government Securities Portfolio, we added callable federal agency securities throughout the semiannual period. These securities offered an attractive yield pickup over securities with no call feature. Toward the end of the third calendar quarter, we particularly emphasized the purchase of callable federal agency securities, as they historically do well in a relatively stable interest rate environment. Another successful strategy for the portfolio was adding to its Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corp.) holdings during the semiannual period. During the period, the questioned status of these agencies as government-sponsored entities caused these securities' prices to temporarily decline. Thus, we were able to take advantage of this short-term weakness to purchase Fannie Maes and Freddie Macs at attractive prices. During most of the period, the portfolio's weighted average maturity was in the 40 to 58 day range.

Darlene M. Rasel
Managing Director, Deutsche Asset Management
and Lead Portfolio Manager

Jan Buenner
Director, Deutsche Asset Management
and Portfolio Manager

A group of investment professionals is responsible for the day-to-day management of the fund. These professionals have a broad range of experience managing money market funds.

Notes

The fund's net yield is the annualized sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of September 30, 2003 (Unaudited)

Government Securities Portfolio	Principal Amount ($)	Value ($)

US Agency Obligations 53.9%
Federal Home Loan Bank, 3.375%, 5/14/2004	21,335,000	21,629,836
Federal Home Loan Bank, 5.375%, 1/5/2004	4,500,000	4,544,726
Federal Home Loan Bank, 9.50%, 2/25/2004	11,100,000	11,459,870
Federal Home Loan Mortgage Corp., 1.04%**, 10/9/2003	10,000,000	9,997,689
Federal Home Loan Mortgage Corp., 1.06%**, 10/24/2003	20,000,000	19,986,456
Federal Home Loan Mortgage Corp., 1.08%**, 11/13/2003	20,000,000	19,974,200
Federal Home Loan Mortgage Corp., 1.20%, 8/6/2004	5,000,000	5,000,000
Federal Home Loan Mortgage Corp., 3.25%, 1/15/2004	10,000,000	10,055,060
Federal Home Loan Mortgage Corp., 5.0%, 1/15/2004	5,880,000	5,942,494
Federal National Mortgage Association, 1.06%*, 2/18/2005	20,000,000	19,995,831
Federal National Mortgage Association, 1.0%**, 10/1/2003	20,000,000	20,000,000
Federal National Mortgage Association, 1.38%, 5/7/2004	10,000,000	10,000,000
Federal National Mortgage Association, 4.75%, 11/14/2003	5,000,000	5,020,657
Student Loan Marketing Association, 1.173%*, 2/12/2004	10,000,000	9,998,907
Total US Agency Obligations (Cost $173,605,726)		173,605,726

Repurchase Agreements 46.1%
Goldman Sachs & Co., 1.11%, dated 9/30/2003, to be repurchased at $55,001,696 on 10/1/2003 (b)	55,000,000	55,000,000
Greenwich Capital Markets, 1.05%, dated 9/19/2003, to be repurchased at $35,031,646 on 10/20/2003 (c)	35,000,000	35,000,000
J.P. Morgan Securities, Inc., 1.1%, dated 9/30/2003, to be repurchased at $55,001,681 on 10/1/2003 (d)	55,000,000	55,000,000
State Street Bank & Trust Co., 1.04%, dated 9/30/2003, to be repurchased at $3,470,100 on 10/1/2003 (e)	3,470,000	3,470,000
Total Repurchase Agreements (Cost $148,470,000)		148,470,000
Total Investment Portfolio - 100.0% (Cost $322,075,726) (a)		322,075,726

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2003.
** Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $322,075,726.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

33,550,196	FNMA	6.0	3/1/2033	34,760,128
23,342,362	FNMA	5.5	5/1/2033	21,339,873
Total Collateral Value				56,100,001

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

410,470	Freddie Mac	6.5	5/15/2008	424,581
37,175,000	FNMA	3.5	1/25/2031	35,279,092
Total Collateral Value				35,703,673

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

3,000,000	GNMA	6.0	12/20/2029	3,183,100
5,095,000	FHLMC Gold	5.5	9/15/2017	5,311,372
4,000,000	FHLMC Gold	5.5	2/15/2033	3,966,760
4,500,000	FHLMC Gold	4.0	12/15/2032	3,878,699
2,400,000	FHLMC Gold	4.0	3/15/2028	2,321,797
805,000	FHLMC Gold	5.0	7/15/2033	751,335
6,086,000	FHLMC Gold	5.0	9/25/2033	5,711,113
4,530,000	FNMA	Adjustable Rate Mortgage	12/25/2023	3,532,274
10,000,000	FNMA	Adjustable Rate Mortgage	9/25/2018	9,674,780
2,830,000	FNMA	Adjustable Rate Mortgage	5/25/2023	2,900,079
9,106,000	FNMA	Adjustable Rate Mortgage	6/25/2027	9,240,904
2,500,000	FNMA	Adjustable Rate Mortgage	4/25/2018	2,094,798
4,110,000	FNMA	Adjustable Rate Mortgage	5/25/2033	3,537,680
Total Collateral Value				56,104,691

(e) Collateralized by a $3,500,000 Federal Home Loan Bank, 1.625%, 4/15/2005 with a value of $3,543,481.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2003 (Unaudited)

Treasury Portfolio	Principal Amount ($)	Value ($)

US Treasury Obligations 65.1%
US Treasury Bills, 0.79%*, 10/2/2003	7,000,000	6,999,846
US Treasury Bills, 0.94%*, 1/15/2004	3,000,000	2,991,697
US Treasury Bills, 0.95%*, 1/2/2004	2,000,000	1,995,091
US Treasury Bills, 0.99%*, 3/18/2004	3,000,000	2,986,057
US Treasury Bills, 1.02%*, 2/5/2004	2,000,000	1,992,839
US Treasury Bills, 1.03%*, 10/30/2003	7,000,000	6,994,007
US Treasury Bills, 1.05%*, 3/4/2004	3,000,000	2,986,502
US Treasury Bills, 1.09%*, 11/6/2003	1,000,000	998,910
US Treasury Note, 3.0%, 1/31/2004	2,000,000	2,011,475
Total US Treasury Obligations (Cost $29,956,424)		29,956,424

Repurchase Agreements 34.9%
J.P. Morgan Securities, Inc., 0.95%, dated 9/30/2003, to be repurchased at $8,000,211 on 10/1/2003 (b)	8,000,000	8,000,000
Merrill Lynch Government Securities, Inc., 0.94%, dated 9/30/2003, to be repurchased at $8,000,209 on 10/1/2003 (c)	8,000,000	8,000,000
State Street Bank & Trust Co., 0.9%, dated 9/30/2003, to be repurchased at $91,002 on 10/1/2003 (d)	91,000	91,000
Total Repurchase Agreements (Cost $16,091,000)		16,091,000
Total Investment Portfolio - 100.0% (Cost $46,047,424) (a)		46,047,424

* Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $46,047,424.
(b) Collateralized by a $6,490,000 FNMA Note, 7.25%, 5/15/2030, with a value of $8,165,248.
(c) Collateralized by a $8,035,000 US Treasury Note, 2.0%, 11/30/2004, with a value of $8,163,935.
(d) Collateralized by a $95,000 US Treasury Bill, 3/18/2004, with a value of $94,525.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities - Government Securities Portfolio as of September 30, 2003 (Unaudited)
Assets
Investments: Investments in securities, at amortized cost	$ 173,605,726
Repurchase agreements, at amortized cost	148,470,000
Total Investments in securities, at amortized cost	322,075,726
Cash	238
Interest receivable	762,081
Other assets	1,917
Total assets	322,839,962
Liabilities
Dividends payable	82,626
Payable for Fund shares redeemed	13,050
Accrued management fee	44,406
Other accrued expenses and payables	89,140
Total liabilities	229,222
Net assets, at value	$ 322,610,740
Net Assets
Net assets consist of: Undistributed net investment income	7,339
Accumulated net realized gain (loss)	1,531
Paid-in capital	322,601,870
Net assets, at value	$ 322,610,740
Net Asset Value
Service Shares Net assets applicable to shares outstanding	$ 161,393,770
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	161,392,931
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Institutional Shares Net assets applicable to shares outstanding	$ 125,627,705
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	125,627,253
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Managed Shares Net assets applicable to shares outstanding	$ 35,589,265
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	35,589,001
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Treasury Portfolio as of September 30, 2003 (Unaudited)
Assets
Investments: Investments in securities, at amortized cost	$ 29,956,424
Repurchase agreements, at amortized cost	16,091,000
Total Investments, at amortized cost	46,047,424
Cash	660
Interest receivable	10,531
Due from Advisor	35,984
Other assets	117
Total assets	46,094,716
Liabilities
Other accrued expenses and payables	19,997
Total liabilities	19,997
Net assets, at value	$ 46,074,719
Net Assets
Net assets consist of: Undistributed net investment income	23,682
Accumulated net realized gain (loss)	(745)
Paid-in capital	46,051,782
Net assets, at value	$ 46,074,719
Net Asset Value
Service Shares Net assets applicable to shares outstanding	$ 16,238,042
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	16,237,768
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 29,836,677
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	29,836,731
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2003 (Unaudited)
Investment Income	Government Securities Portfolio	Treasury Portfolio
Income: Interest	$ 2,622,106	$ 312,055
Expenses: Management fee	326,093	40,835
Services to shareholders	81,995	59,256
Custodian fees	30,348	16,720
Distribution service fees	101,018	82,918
Auditing	23,068	42,527
Legal	5,195	1,175
Trustees' fees and expenses	14,198	8,719
Reports to shareholders	3,961	-
Registration fees	25,453	7,668
Other	11,976	2,534
Total expenses, before expense reductions	623,305	262,352
Expense reductions	(33,237)	(83,519)
Total expenses, after expense reductions	590,068	178,833
Net investment income	2,032,038	133,222
Realized and Unrealized Gain (Loss) from Investment Transactions
Net realized gain (loss) from investments	1,562	(745)
Net increase (decrease) in net assets resulting from operations	$ 2,033,600	$ 132,477

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Government Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations: Net investment income	$ 2,032,038	$ 6,248,219
Net realized gain (loss) on investment transactions	1,562	12,896
Net increase (decrease) in net assets resulting from operations	2,033,600	6,261,115
Distributions to shareholders from: Net investment income (Service Shares)	(1,134,780)	(3,299,912)
Net investment income (Institutional Shares)	(692,181)	(2,154,686)
Net investment income (Managed Shares)	(205,077)	(806,517)
Fund share transactions: Proceeds from shares sold	459,726,590	801,275,437
Reinvestment of distributions	1,321,754	4,119,052
Cost of shares redeemed	(610,908,514)	(807,705,576)
Net increase (decrease) in net assets from Fund share transactions	(149,860,170)	(2,311,087)
Increase (decrease) in net assets	(149,858,608)	(2,311,087)
Net assets at beginning of period	472,469,348	474,780,435
Net assets at end of period (including undistributed net investment income of $7,339 at September 30, 2003)	$ 322,610,740	$ 472,469,348

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Treasury Portfolio
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations: Net investment income	$ 133,222	$ 671,225
Net realized gain on investment transactions	(745)	966
Net increase (decrease) in net assets resulting from operations	132,477	672,191
Distributions to shareholders from: Net investment income (Service Shares)	(107,080)	(469,806)
Net investment income (Premier Money Market Shares)	(24,234)	(190,760)
Fund share transactions: Proceeds from shares sold	19,776,104	79,863,034
Reinvestment of distributions	131,313	699,062
Cost of shares redeemed	(36,388,533)	(90,299,577)
Net increase (decrease) in net assets from Fund share transactions	(16,481,116)	(9,737,481)
Increase (decrease) in net assets	(16,479,953)	(9,725,856)
Net assets at beginning of period	62,554,672	72,280,528
Net assets at end of period (including undistributed net investment income of $23,682 and $21,774, respectively)	$ 46,074,719	$ 62,554,672

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government Securities Portfolio - Service Shares

Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.015	.03	.06	.05	.05
Less distributions from net investment income	(.005)	(.015)	(.03)	(.06)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.48**	1.47	2.99	6.27	5.22	5.20
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	161	256	286	289	264	490
Ratio of expenses before expense reductions (%)	.28*	.26	.28	.29	.33	.33
Ratio of expenses after expense reductions (%)	.25*	.25	.25	.25	.25	.25
Ratio of net investment income (%)	.96*	1.46	2.95	6.06	4.98	5.05

Treasury Portfolio - Service Shares

Years Ended March 31,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.014	.03	.06	.05	.05
Less distributions from net investment income	(.004)	(.014)	(.03)	(.06)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.44**	1.41	2.75	6.10	5.08	5.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	32	51	67	48	58
Ratio of expenses before expense reductions (%)	.49*	.34	.32	.55[c]	.46	.37
Ratio of expenses after expense reductions (%)	.25*	.25	.25	.25[c]	.25	.25
Ratio of net investment income (%)	.90*	1.42	2.84	5.89	4.94	4.92

a For the six months ended September 30, 2003 (Unaudited).
b Total return would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred with a fund complex reorganization in fiscal 2001 before and after expense reductions were .52% and .25%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Investors Cash Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund offers two series of shares (portfolios) - the Government Securities Portfolio and the Treasury Portfolio. The Government Securities Portfolio offers multiple classes of shares that include Service Shares, Institutional Shares and Managed Shares. The Treasury Portfolio offers Service Shares and Premier Money Market Shares. Certain detailed financial information for the Institutional Shares and Managed Shares of the Government Securities Portfolio and the Premier Money Market Shares of the Treasury Portfolio is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or agent bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

In addition, from November 1, 2002 through March 31, 2003, the Government Securities Portfolio incurred approximately $31 of net realized capital losses. As permitted by tax regulations, the Government Securities Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending March 31, 2004.

Distribution of Income. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences reverse in a subsequent period. There were no significant book-to-tax differences for the portfolios.

At March 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

	Government Securities Portfolio	Treasury Portfolio
Undistributed ordinary income*	$ 191,176	$ 23,604

In addition, during the year ended March 31, 2003, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Government Securities Portfolio	Treasury Portfolio
Distributions from ordinary income*	$ 6,261,115	$ 660,566

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Fund arising in connection with each specific Portfolio are allocated to that Portfolio. Other Fund expenses which cannot be directly attributed to each Portfolio are apportioned among the Portfolios in the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.15% of average daily net assets.

For the period April 1, 2003 to September 30, 2003, the Advisor has agreed to waive and reimburse certain operating expenses of the Fund as follows:

Portfolio	Expense Limit*
Government Securities Portfolio: Service Shares	.25%
Treasury Portfolio: Service Shares	.25%
Premier Money Market Shares	1.00%

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Under this arrangement, the Advisor reimbursed the Treasury Portfolio-Service Shares $21,615 and Treasury Portfolio-Premier Money Market Shares $23,360 for certain expenses of the Service Share class and Premier Money Market Share class for the six months ended September 30, 2003.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. Under these arrangements, the Advisor reimbursed additional expenses for the Treasury Portfolio - Premier Money Market Shares aggregating $4,771.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expenses of such delegation are borne by SISC, not by the Fund. For the six months ended September 30, 2003, the amount charged to the Service Shares, Institutional Shares and Managed Shares of the Government Securities Portfolio and Service Shares and Premier Money Market Shares of the Treasury Portfolio by SISC aggregated as follows:

Portfolio	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at Sept. 30, 2003
Government Securities Portfolio:
Service Shares	$ 6,398	$ 6,398	$ -
Institutional Shares	86	-	51
Managed Shares	27,327	-	14,065
Treasury Portfolio:
Service Shares	$ 385	$ 385	$ -
Premier Money Market Shares	37,426	20,272	592

Distribution Services Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.25% of average daily net assets of the Premier Money Market Shares of the Treasury Portfolio. For the six months ended September 30, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at September 30, 2003
Treasury Portfolio: Premier Money Market Shares	$ 38,502	$ 6,579

SDI provides information and administrative services ("Service Fee") to the Service Shares and Managed Shares of the Government Securities Portfolio and the Service Shares and Premier Money Market Shares of the Treasury Portfolio at an annual fee of 0.05% of average daily net assets for the Service Shares and up to 0.25% of average daily net assets for the Managed Shares and Premier Money Market Shares. For the six months ended September 30, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Service Fee Waived by SDI	Unpaid at Sept. 30, 2003	Effective Rate (%)
Government Securities Portfolio: Service Shares	$ 59,433	$ 26,739	$ 5,464.03
Managed Shares	41,585	-	4,801.15
Treasury Portfolio: Service Shares	$ 5,914	$ 5,914	$ -	.00
Premier Money Market Shares	38,502	6,930	-	.21

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. SDI pays these firms at an annual rate of up to 0.15% of average daily net assets.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended September 30, 2003, the Government Securities Portfolio's custodian and transfer agent fees were reduced by $77 and $23, respectively, and the Treasury Portfolio's custodian and transfer agent fees were reduced by $42 and $230, respectively, under these arrangements.

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government Securities Portfolio	Six Months Ended September 30, 2003		Year Ended March 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Service Shares	230,616,930	$ 230,616,930	486,749,379	$ 486,749,380
Institutional Shares	167,368,815	167,368,815	180,498,464	180,498,464
Managed Shares	61,740,845	61,740,845	134,027,593	134,027,593
		$ 459,726,590		$ 801,275,437
Shares issued to shareholders in reinvestment of distributions
Service Shares	1,121,397	$ 1,121,397	3,607,458	$ 3,607,458
Institutional Shares	198,163	198,163	494,382	494,382
Managed Shares	2,194	2,194	17,212	17,212
		$ 1,321,754		$ 4,119,052
Shares redeemed
Service Shares	(326,041,215)	$ (326,041,215)	(520,652,179)	$ (520,652,179)
Institutional Shares	(180,085,718)	(180,085,718)	(177,126,012)	(177,126,012)
Managed Shares	(104,781,581)	(104,781,581)	(109,927,385)	(109,927,385)
		$ (610,908,514)		$ (807,705,576)
Net increase (decrease)
Service Shares	(94,302,888)	$ (94,302,888)	(30,295,342)	$ (30,295,341)
Institutional Shares	(12,518,740)	(12,518,740)	3,866,834	3,866,834
Managed Shares	(43,038,542)	(43,038,542)	24,117,420	24,117,420
		$ (149,860,170)		$ (2,311,087)
Treasury Portfolio	Six Months Ended September 30, 2003		Year ended March 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Service Shares	1,620,985	$ 1,620,985	18,186,952	$ 18,186,951
Premier Money Market Shares	18,155,119	18,155,119	61,676,083	61,676,083
		$ 19,776,104		$ 79,863,034
Shares issued to shareholders in reinvestment of distributions
Service Shares	107,080	$ 107,080	488,720	$ 488,720
Premier Money Market Shares	24,233	24,233	210,342	210,342
		$ 131,313		$ 699,062
Shares redeemed
Service Shares	(17,047,526)	$ (17,047,526)	(38,055,107)	$ (38,055,107)
Premier Money Market Shares	(19,341,007)	(19,341,007)	(52,244,470)	(52,244,470)
		$ (36,388,533)		$ (90,299,577)
Net increase (decrease)
Service Shares	(15,319,461)	$ (15,319,461)	(19,379,435)	$ (19,379,436)
Premier Money Market Shares	(1,161,655)	(1,161,655)	9,641,955	9,641,955
		$ (16,481,116)		$ (9,737,481)

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                 Investors Cash Trust Government Securities Portfolio

By:                         /s/Richard T. Hale
                            ---------------------------
                            Richard T. Hale
                            Chief Executive Officer

Date:                       November 24, 2003
                            ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                 Investors Cash Trust Government Securities Portfolio

By:                        /s/Richard T. Hale
                           ---------------------------
                           Richard T. Hale
                           Chief Executive Officer

Date:                      November 24, 2003
                           ---------------------------

By:                        /s/Charles A. Rizzo
                           ---------------------------
                           Charles A. Rizzo
                           Chief Financial Officer

Date:                      November 24, 2003
                           ---------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Cash Trust Treasury Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Investors Cash Trust Treasury Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               November 24, 2003
                                    ---------------------------